Financial instruments and risk management - Credit Risk, Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short Term Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk	£ 1	£ 1
Leaf Supply Arrangements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk	£ 0	£ 52